Unit-Based Compensation Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Affiliated Entity [Member]
Vesting Period	5 years 0 months 0 days
Percentage Of Units Vesting In Current Year	20.00%
ETE Long-Term Incentive Plan [Member]
Preferred Units, Authorized	3,000,000
Units Remaining To Be Awarded	2,852,936
Unvested awards	740
Units Vested In Period		28,325
Fair Value Of Units As Of The Vesting Date		$ 1.0
Preferred Units, Outstanding		54,972
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1
Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 11 months 0 days
ETP Unit-Based Compensation Plans [Member]
Unvested awards	1,859,159	2,563,709
Grant Date Fair Value Per Unit	$ 46.95	$ 46.37
Vesting Period	5 years 0 months 0 days
Percentage Of Units Vesting In Current Year	20.00%
Units Vested In Period	(647,498)
Fair Value Of Units As Of The Vesting Date	29.0	27.0	17.0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	51
Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 9 months 0 days
Granted unvested awards	$ 43.93	$ 48.35	$ 49.82
Preferred units carrying value non-cash adjustment	1.0	2.0	4.0
Regency Common Unit Options [Member]
Unvested awards	0
Exercisable at the end of the period, Units	156,550
Options, Outstanding, Weighted Average Exercise Price	$ 21.96
Regency Phantom Units [Member]
Unvested awards	1,226,542
Grant Date Fair Value Per Unit	$ 23.22
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	26
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	5 years 0 months 0 days
ETE Common Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 1
Common Units Outstanding	90,000
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	0 years 7 months 0 days
Regency [Member]
Conversion Of Phantom Units To Common Units	252,630